Income Taxes Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes Expenses
Schedule of loss before income taxes

	As of December 31,
	2017	2018	2019
	US$	US$	US$
PRC	(19,040,701)	15,175,153	(16,601,650)
HK	(4,831,278)	(2,396,163)	(14,046,405)
US	(40,430)	(337,157)	(2,744,517)
Cayman	252,296	(2,294,148)	(3,451,775)
	(23,660,113)	10,147,685	(36,844,347)

Schedule of Group's deferred tax assets

	As of December 31,
	2017	2018	2019
	US$	US$	US$
Deferred tax assets:
Net operating loss carry-forward	18,939,915	17,044,260	18,196,880
Accrued expenses	3,128,537	2,496,850	3,833,970
Advertising fees	4,456,190	5,876,863	10,854,554
Deferred subsidies	7,425	71,705	70,193
Provision for doubtful accounts	216,415	214,327	515,870
Depreciation difference of property, plant and equipment	—	—	109,385
Impairment loss	—	—	82,505
Total deferred tax assets	26,748,482	25,704,005	33,663,357
Valuation allowance on deferred tax assets	(26,748,482	(25,704,005)	(33,663,357)
Net deferred tax assets	—	—	—

Schedule of changes in valuation allowance

	For the years ended December 31,
	2017	2018	2019
	US$	US$	US$
Balance at the beginning of the year	19,130,278	26,748,482	25,704,005
Movement	7,257,873	(567,897)	8,051,215
Tax loss carry forwards expired	(398,718)	(423,517)	(91,863)
Exchange difference effect	759,049	(53,063)	—
Balance at the end of the year	26,748,482	25,704,005	33,663,357

Schedule of reconciliations of differences between PRC statutory income tax rate and the Group's effective income tax rate

	For the years
	ended
	December 31,
	2017	2018	2019
Statutory income tax rate	25%	25%	25%
Valuation allowance	(27)%	(11)%	(26)%
Additional tax deduction	5%	(25)%	6%
Effect of different tax rate of subsidiary operation in other jurisdiction	(3)%	8%	(5)%
Expired tax loss	—	4%	—
Others	—	(1)%	—
Effective tax rate	—	—	—